Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Royalties	Fees	Total Payments
Total	[1]	$ 3,796	$ 417	$ 4,213
UNITED STATES | Office Of Natural Resources Revenue [Member]
Total	[1]	3,796	4	3,800
UNITED STATES | Bureau Of Land Management [Member]
Total	[1]	$ 0	$ 413	$ 413

[1]	All payments were made in USD, the Company’s reporting currency.